Pension and Other Postretirement Benefits (Tables)	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Cost of Retirement Plan	The cost of the Southwest plan is listed below (in thousands):

	2015	2014	2013
Employee Investment Plan cost	$5,072	$4,816	$4,850

Schedule of Allocation of Plan Assets	At December 31, 2015, the percentage ranges of the target portfolio are:

Type of Investment	Percentage Range
Equity securities	59 to 71
Debt securities	31 to 37
Other	up to 5

Schedule of Assumptions Used

The rates are presented in the table below:

	December 31, 2015	December 31, 2014
Discount rate	4.50%	4.25%
Weighted-average rate of compensation increase	3.25%	2.75%
Asset return assumption	7.25%	7.75%

Schedule of Amounts Recognized in Balance Sheet and Income Statement

The following table sets forth the retirement plan, SERP, and PBOP funded statuses and amounts recognized on the Consolidated Balance Sheets and Consolidated Statements of Income.

	2015			2014
	Qualified Retirement Plan	SERP	PBOP	Qualified Retirement Plan	SERP	PBOP
(Thousands of dollars)
Change in benefit obligations
Benefit obligation for service rendered to date at beginning of year (PBO/PBO/APBO)	$1,060,240	$41,176	$72,202	$886,714	$36,143	$58,020
Service cost	25,123	320	1,641	21,360	292	1,101
Interest cost	44,229	1,695	2,999	43,440	1,745	2,829
Plan amendments	—	—	—	—	—	6,661
Actuarial loss (gain)	(44,553)	2,322	(3,251)	144,606	5,459	4,567
Benefits paid	(40,222)	(2,793)	(959)	(35,880)	(2,463)	(976)

Benefit obligation at end of year (PBO/PBO/APBO)	1,044,817	42,720	72,632	1,060,240	41,176	72,202

Change in plan assets
Market value of plan assets at beginning of year	754,796	—	44,892	719,944	—	42,314
Actual return on plan assets	(13,694)	—	(1,034)	34,732	—	2,859
Employer contributions	36,000	2,793	—	36,000	2,463	—
Benefits paid	(40,222)	(2,793)	(274)	(35,880)	(2,463)	(281)

Market value of plan assets at end of year	736,880	—	43,584	754,796	—	44,892

Funded status at year end	$(307,937)	$(42,720)	$(29,048)	$(305,444)	$(41,176)	$(27,310)

Weighted-average assumptions (benefit obligation)
Discount rate	4.50%	4.50%	4.50%	4.25%	4.25%	4.25%
Weighted-average rate of compensation increase	3.25%	3.25%	N/A	2.75%	2.75%	N/A

Schedule of Accumulated Benefit Obligation	The accumulated benefit obligation for the retirement plan and the SERP is presented below (in thousands):

	December 31, 2015	December 31, 2014
Retirement plan	$922,992	$886,215
SERP	39,270	39,125

Schedule of Expected Benefit Payments

Benefits expected to be paid for the pension, PBOP, and the SERP over the next 10 years are as follows (in millions):

	2016	2017	2018	2019	2020	2021-2025
Pension	$44.0	$45.5	$47.2	$48.9	$50.5	$283.5
PBOP	3.9	4.1	4.3	4.5	4.5	21.3
SERP	2.8	2.8	2.8	2.9	2.9	14.1

Schedule of Net Periodic Benefit Cost and Weighted-Average Assumptions

Components of net periodic benefit cost

	Qualified Retirement Plan			SERP			PBOP
	2015	2014	2013	2015	2014	2013	2015	2014	2013
(Thousands of dollars)
Service cost	$25,123	$21,360	$23,056	$320	$292	$373	$1,641	$1,101	$1,220
Interest cost	44,229	43,440	37,607	1,695	1,745	1,535	2,999	2,829	2,482
Expected return on plan assets	(57,808)	(53,342)	(49,840)	—	—	—	(3,464)	(3,264)	(2,824)
Amortization of prior service cost	—	—	—	—	—	—	1,335	355	355
Amortization of net actuarial loss	32,743	22,873	32,261	1,293	783	971	345	—	945

Net periodic benefit cost	$44,287	$34,331	$43,084	$3,308	$2,820	$2,879	$2,856	$1,021	$2,178

Weighted-average assumptions (net benefit cost)
Discount rate	4.25%	5.00%	4.25%	4.25%	5.00%	4.25%	4.25%	5.00%	4.25%
Expected return on plan assets	7.75%	7.75%	8.00%	7.75%	7.75%	8.00%	7.75%	7.75%	8.00%
Weighted-average rate of compensation increase	2.75%	3.25%	2.75%	2.75%	3.25%	2.75%	N/A	N/A	N/A

Schedule of Other Changes in Plan Assets and Benefit Obligations Recognized in Net Periodic Benefit Cost and Other Comprehensive Income

Other Changes in Plan Assets and Benefit Obligations Recognized in Net Periodic Benefit Cost and Other Comprehensive Income

	2015				2014				2013
	Total	Qualified Retirement Plan	SERP	PBOP	Total	Qualified Retirement Plan	SERP	PBOP	Total	Qualified Retirement Plan	SERP	PBOP
(Thousands of dollars)
Net actuarial loss (gain) (a)	$30,519	$26,949	$2,322	$1,248	$173,646	$163,215	$5,460	$4,971	$(100,345)	$(91,115)	$(662)	$(8,568)
Amortization of prior service cost (b)	(1,335)	—	—	(1,335)	(355)	—	—	(355)	(355)	—	—	(355)
Amortization of net actuarial loss (b)	(34,381)	(32,743)	(1,293)	(345)	(23,656)	(22,872)	(784)	—	(34,177)	(32,261)	(971)	(945)
Prior service cost	—	—	—	—	6,661	—	—	6,661	—	—	—	—
Regulatory adjustment	5,646	5,214	—	432	(140,308)	(129,031)	—	(11,277)	123,630	113,762	—	9,868

Recognized in other comprehensive
(income) loss	449	(580)	1,029	—	15,988	11,312	4,676	—	(11,247)	(9,614)	(1,633)	—
Net periodic benefit costs recognized in net income	50,451	44,287	3,308	2,856	38,172	34,331	2,820	1,021	48,141	43,084	2,879	2,178

Total of amount recognized in net periodic benefit cost and other comprehensive (income) loss	$50,900	$43,707	$4,337	$2,856	$54,160	$45,643	$7,496	$1,021	$36,894	$33,470	$1,246	$2,178

The table above discloses the net gain or loss and prior service cost recognized in other comprehensive income, separated into (a) amounts initially recognized in other comprehensive income, and (b) amounts subsequently recognized as adjustments to other comprehensive income as those amounts are amortized as components of net periodic benefit cost.

Schedule of Fair Value of Plan Assets

The following table sets forth, by level within the three-level fair value hierarchy, the fair values of the assets of the qualified pension plan and the PBOP as of December 31, 2015 and December 31, 2014. The SERP has no assets. The FASB issued guidance in 2015, which the Company has adopted early as permitted, removing the requirement to categorize assets in the fair value hierarchy that are measured using the net asset value (“NAV”) practical expedient. See note (3) to the table below. Based on this guidance, no Level 3 assets existed (nor are reflected in the table below) at December 31, 2015 and December 31, 2014.

	December 31, 2015			December 31, 2014
	Qualified Retirement Plan	PBOP	Total	Qualified Retirement Plan	PBOP	Total
Assets at fair value (thousands of dollars):

Level 1 – Quoted prices in active markets for identical financial assets
Common stock
Agriculture	$7,021	$209	$7,230	$6,661	$198	$6,859
Capital equipment	533	16	549	2,222	66	2,288
Chemicals/materials	3,304	98	3,402	5,233	155	5,388
Consumer goods	41,035	1,221	42,256	41,731	1,238	42,969
Energy and mining	11,066	329	11,395	18,502	549	19,051
Finance/insurance	29,957	892	30,849	20,685	613	21,298
Healthcare	37,930	1,129	39,059	37,846	1,122	38,968
Information technology	29,229	870	30,099	25,881	767	26,648
Services	12,341	367	12,708	28,846	855	29,701
Telecommunications/internet/media	25,883	770	26,653	18,498	549	19,047
Other	9,043	269	9,312	10,958	325	11,283
Real estate investment trusts	5,010	149	5,159	5,713	169	5,882
Mutual funds	87,483	23,985	111,468	86,159	24,567	110,726
Government fixed income securities	33,482	996	34,478	44,694	1,325	46,019
Preferred securities	—	—	—	568	17	585
Futures contracts	(7)	—	(7)	—	—	—

Total Level 1 Assets (1)	$333,310	$31,300	$364,610	$354,197	$32,515	$386,712

Level 2 – Significant other observable inputs
Government fixed income and mortgage backed securities	$49,571	$1,475	$51,046	$48,312	$1,433	$49,745
Corporate fixed income securities
Asset-backed and mortgage-backed	23,542	701	24,243	27,071	803	27,874
Banking	20,857	621	21,478	23,289	691	23,980
Insurance	4,896	146	5,042	6,182	183	6,365
Utilities	3,826	114	3,940	4,232	126	4,358
Other	30,995	922	31,917	23,120	686	23,806
Pooled funds and mutual funds	14,808	796	15,604	11,968	984	12,952
Real estate investment trusts	1,949	58	2,007	—	—	—
State and local obligations	950	28	978	1,499	44	1,543
Preferred securities	554	17	571	—	—	—
Convertible securities	196	6	202	—	—	—

Total Level 2 assets (2)	$152,144	$4,884	$157,028	$145,673	$4,950	$150,623

Total Plan assets at fair value	$485,454	$36,184	$521,638	$499,870	$37,465	$537,335
Commingled equity funds (3)	250,511	7,455	257,966	259,235	7,687	266,922
Insurance company general account contracts (4)	3,719	—	3,719	4,003	—	4,003

Total Plan assets (5)	$739,684	$43,639	$783,323	$763,108	$45,152	$808,260

(1)

Common stock, Real Estate Investment Trusts, Mutual funds, and U.S. Government securities listed or regularly traded on a national securities exchange are valued at quoted market prices as of the last business day of the calendar year.

The Mutual funds category above is an intermediate-term bond fund whose manager employs multiple concurrent strategies and takes only moderate risk in each, thereby reducing the risk of poor performance arising from any single source, and a balanced fund that invests in a diversified portfolio of common stocks, preferred stocks and fixed-income securities. Strategies utilized by the bond fund include duration management, yield curve or maturity structuring, sector rotation, and all bottom-up techniques including in-house credit and quantitative research. Strategies employed by the balanced fund include pursuit of regular income, conservation of principal, and an opportunity for long-term growth of principal and income.

(2)

The fair value of investments in debt securities with remaining maturities of one year or more is determined by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type.

The pooled funds and mutual funds are two collective short-term funds that invest in Treasury bills and money market funds. These funds are used as a temporary cash repository for the pension plan’s various investment managers.

(3)

The commingled equity funds include private equity funds that invest in domestic and international securities regularly traded on securities exchanges. These funds are shown in the above table at net asset value, which is the value of securities in the fund less the amount of any liabilities outstanding. Investment strategies employed by the funds include:

•	Domestic large capitalization value equities
•	International developed countries value and growth equities
•	Emerging markets equities
•	International small capitalization equities

The terms and conditions under which shares in the commingled equity funds may be redeemed vary among the funds; the notice required ranges from one day to 30 days prior to the valuation date (month end). One of the commingled equity funds requires the payment of a minimal impact fee to be applied to redemptions and subscriptions of $5 million or greater; the relative fee diminishes the greater the transaction. Other such funds may impose fees to recover direct costs incurred by the fund at redemption, but are indeterminable prior to redemption.

Early adoption of ASU No. 2015-07: As permitted the Company adopted (earlier than the required adoption date) FASB ASU No. 2015-07 “Disclosures for Investments in Certain Entities that Calculate Net Asset Value per Share (or its Equivalent)” as of December 31, 2015. This guidance simplifies disclosure requirements relating to investments for which fair value is measured using the NAV per share, or its equivalent. The update removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. The FASB determined that including those assets in the fair value hierarchy is potentially confusing and misleading to financial statement users. The fair value of the commingled equity funds was determined using NAV as an expedient since no significant observable inputs were available (these funds are not publicly traded on an exchange). Because of the requirements of this update, the commingled equity funds are no longer included in the above fair value hierarchy table as a Level 3 fair value measurement but instead are disclosed as a reconciling item to the table. The associated Fair Value Measurement Using Significant Unobservable Inputs (Level 3) table is no longer presented due to this change, as the commingled equity funds were the only assets whose values were previously indicated to be Level 3 fair value measurements.

(4)

The insurance company general account contracts are annuity insurance contracts used to pay the pensions of employees who retired prior to 1989. The balance of the account disclosed in the above table is the contract value, which is the result of deposits, withdrawals, and interest credits.

(5)

The assets in the above table exceed the market value of plan assets shown in the funded status table by $2,859,000 (qualified retirement plan – $2,803,000, PBOP – $56,000) and $8,572,000 (qualified retirement plan – $8,312,000, PBOP – $260,000) for 2015 and 2014, respectively, which includes a payable for securities purchased, partially offset by receivables for interest, dividends, and securities sold.